Financial Instrument Risk Exposure and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instrument Risk Exposure and Risk Management [Abstract]
Schedule of Contractual Cash Flow Commitments

At December 31, 2024, the Company had contractual cash flow commitments as follows:

	< 1 Year	1-3 Years	4-5 Years	> 5 Years	Total
Accounts payable and accrued liabilities	$12,839	$–	$–	$–	$12,839
Lease liabilities	216	217	–	–	433
Senior loan principal and interest[1]	–	71,927	–	–	71,927
Other long-term liability	–	–	–	240	240
Exploration expenses and other	820	1,412	–	–	2,232
	$13,875	$73,556	$–	$240	$87,671

[1]	The interest is calculated using the interest rate in effect at December 31, 2024.